SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU, Unvested	4,798,167
Weighted Average Grant Date Fair Value, Unvested	$ 12.03
Number of RSU, Granted	9,716,702	5,334,000
Weighted Average Grant Date Fair Value, Granted	$ 0.27	$ 7.27
Number of RSU, Granted	(6,693,380)	(105,833)
Weighted Average Grant Date Fair Value, Granted	$ 0.47	$ 22.00
Number of RSU, Cancelled or forfeited	(4,442,287)	(430,000)
Weighted Average Grant Date Fair Value, Cancelled or forfeited	$ 9.50	$ 22.00
Number of RSU, Unvested	3,379,202	4,798,167
Weighted Average Grant Date Fair Value, Unvested	$ 1.96	$ 12.03
Contractors [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSU, Unvested	693,895
Weighted Average Grant Date Fair Value, Unvested	$ 1.61
Number of RSU, Granted		1,080,957
Weighted Average Grant Date Fair Value, Granted		$ 1.61
Number of RSU, Granted	(459,782)	(387,062)
Weighted Average Grant Date Fair Value, Granted	$ 1.61	$ 1.61
Number of RSU, Cancelled or forfeited	(234,113)
Weighted Average Grant Date Fair Value, Cancelled or forfeited	$ 1.61
Number of RSU, Unvested		693,895
Weighted Average Grant Date Fair Value, Unvested		$ 1.61